Series B Warrants (Details) - Series B Warrants - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Dividend yield	0.00%	0.00%	0.00%	0.00%
Volatility factor	70.00%	70.00%	70.00%	70.00%
Risk-free interest rate	1.58%		1.616%	1.75%
Expected term (years)	3 years 1 month 24 days		3 years 7 months 17 days	4 years 7 months 10 days
Weighted-average fair value of warrants	$ 0.17	$ 0.13	$ 0.17	$ 0.46
Minimum
Class of Warrant or Right [Line Items]
Risk-free interest rate		1.11%
Expected term (years)		4 years 1 month 21 days
Maximum
Class of Warrant or Right [Line Items]
Risk-free interest rate		1.29%
Expected term (years)		4 years 1 month 24 days